RIGHT-OF-USE-ASSETS, NET	12 Months Ended
Dec. 31, 2024
Right-of-use-assets Net
RIGHT-OF-USE-ASSETS, NET

5	RIGHT-OF-USE-ASSETS, NET

Leased Properties
USD
At January 1, 2023	157,068
Addition	136,242
Lease modification	(6,035)
Depreciation charge for the year	(99,360)
Exchange difference	1,094
At December 31, 2023 and January 1, 2024	189,009

Addition	458,237
Lease modification	(10,459)
Depreciation charge for the year	(83,314)
Exchange difference	(3,785)
At December 31, 2024	549,688

	2024	2023
	USD	USD
Expense relating to short-term lease and other leases with lease terms end within 12 months	30,965	1,283
Total cash outflow for leases	77,751	112,262

For both years, the Group leased offices for its operations. Lease contracts are entered into fixed terms from 3 year to 9 years (2023: 1 year to 9 years). No extension options are available for all leases. Lease terms are negotiated on an individual basis and contain wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.

All leases are operating leases.